Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Significant Accounting Policies
Schedule of cash, cash equivalents, and restricted cash

	2025	2024
Cash and cash equivalents	$9,061	$3,850
Restricted cash	368	8,388
Total	$9,429	$12,238